Investment Properties (Details) - Schedule of Investment Properties $ in Thousands	12 Months Ended
Mar. 31, 2024 USD ($)
Schedule of Investment Properties [Line Items]
Balance
Balance	463
Carrying amounts [Member]
Schedule of Investment Properties [Line Items]
Balance
Balance	463
Cost [Member]
Schedule of Investment Properties [Line Items]
Balance
Additions	287
Transfer from property, plant, and equipment	837
Impact of foreign currency translation	(9)
Balance	1,115
Accumulated depreciation and amortization [Member]
Schedule of Investment Properties [Line Items]
Balance
Depreciation and amortization	(39)
Transfer from property, plant, and equipment	(619)
Impact of foreign currency translation	6
Balance	$ (652)